Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Consolidated Statements Of Operations [Abstract]
Net sales	$ 148,227	$ 135,899	$ 441,771	$ 403,741	$ 548,334		$ 500,091		$ 638,139
Costs and expenses:
Cost of products sold	94,010	83,258	275,768	247,671	333,958		312,596		394,467
Selling	19,817	18,043	59,848	53,986	72,883		66,808		80,175
General and administrative	14,002	15,652	47,560	60,097	74,798		56,169		92,112
Restructuring and impairments	577	3,322	1,287	7,433	10,004		4,080		16,968
Research and development	2,907	2,887	8,920	8,707	11,427		11,309		11,740
Goodwill impairment							80,600
Curtailment/settlement gains									(39,968)
Total costs and expenses	131,313	123,162	393,383	377,894	503,070		531,562		555,494
Income (loss) from operations	16,914	12,737	48,388	25,847	45,264		(31,471)		82,645
Interest expense, net	(9,873)	(12,020)	(29,709)	(44,529)	(57,912)		(68,480)		(60,328)
Interest income					1,117		1,180		1,824
Loss on extinguishment of debt			(2,926)
Foreign exchange (loss) gain	(289)	744	(284)	736	1,668		(905)		6,356
Income (loss) before reorganization expenses and provision for income taxes	6,752	1,461	15,469	(17,946)	(9,863)		(99,676)		30,497
Reorganization expenses		(799)		(44,374)	(44,957)
Income (loss) before provision for income taxes	6,752	662	15,469	(62,320)	(54,820)		(99,676)		30,497
Provision for income taxes	3,264	4,318	9,711	11,504	18,266		12,317		3,901
Net income (loss)	$ 3,488	$ (3,656)	$ 5,758	$ (73,824)	$ (73,086)		$ (111,993)		$ 26,596
Net income (loss) per share:
Basic	$ 0.23	$ (0.24)	$ 0.38	$ (8.84)	$ (7.29)	[1]	$ (45.80)	[1]	$ 11.60	[1]
Diluted	$ 0.23	$ (0.24)	$ 0.38	$ (8.84)	$ (7.29)	[1]	$ (45.80)	[1]	$ 11.60	[1]
Shares used in computing net income (loss) per share:
Basic	15,135,309	14,970,050	15,059,320	8,350,635	10,019,098	[1]	2,445,381	[1]	2,306,692	[1]
Diluted	15,144,668	14,970,050	15,068,679	8,350,635	10,019,098	[1]	2,445,381	[1]	2,309,823	[1]
Cash dividends per common share

[1]	Retroactively adjusted for the effective 20 to 1 reverse stock split and change in par value from $.01 to $.001 on May 25, 2010